Disclosures about The Temporary Exemption From IFRS 9 - Summary of Credit Risk Exposure for Financial Assets with Contractual Terms that Give Rise on SPPI (Detail) ¥ in Millions	Dec. 31, 2018 CNY (¥)	[1]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	¥ 1,457,888
Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	1,455,484
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	2,404
Rating not required [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	653,328	[2]
AAA credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	787,908
AA plus credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	13,026
AA credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	1,152
AA minus credit rating [member] | Domestic listed [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	70
A credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	1,755
A minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	493
BBB plus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	118
BBB minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	14
Not rated [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	¥ 24

[1]	For financial assets measured at amortised cost, carrying amount before adjusting impairment allowance is disclosed here.
[2]	It mainly includes government bonds and policy financial bonds